Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Preference shares [member]	Number of common shares [member]	Substantial issuer bid/tender offer [member]	Return of capital on common shares [member]	Repurchases of common shares [member]	Stated share capital [member]	Stated share capital [member] Substantial issuer bid/tender offer [member]	Stated share capital [member] Return of capital on common shares [member]	Stated share capital [member] Repurchases of common shares [member]	Contributed surplus [member]	Contributed surplus [member] Substantial issuer bid/tender offer [member]	Contributed surplus [member] Return of capital on common shares [member]	Total capital [member]	Total capital [member] Substantial issuer bid/tender offer [member]	Total capital [member] Return of capital on common shares [member]	Total capital [member] Repurchases of common shares [member]	Retained earnings [member]	Retained earnings [member] Preference shares [member]	Retained earnings [member] Number of common shares [member]	Retained earnings [member] Substantial issuer bid/tender offer [member]	Retained earnings [member] Repurchases of common shares [member]	Unrecognized gain (loss) on financial instruments [member]	Foreign currency translation adjustments [member]	Total accumulated other comprehensive loss AOCL [member]	Shareholders' equity [member]	Shareholders' equity [member] Preference shares [member]	Shareholders' equity [member] Number of common shares [member]	Shareholders' equity [member] Substantial issuer bid/tender offer [member]	Shareholders' equity [member] Return of capital on common shares [member]	Shareholders' equity [member] Repurchases of common shares [member]	Non-controlling interests [member]
Balance (Impact of IFRS 2 amendments [member]) at Dec. 31, 2016	$ 152										$ 152			$ 152												$ 152
Balance (After IFRS 2 amendments [member]) at Dec. 31, 2016	13,408						$ 9,393				348			9,741				$ 7,477					$ 32	$ (4,325)	$ (4,293)	12,925						$ 483
Balance at Dec. 31, 2016	13,256						9,393				196			9,589				7,477					32	(4,325)	(4,293)	12,773						483
Statement [LineItems]
Net earnings	1,459																	1,395								1,395						64
Other comprehensive (loss) income	606																	(14)					(16)	636	620	606
Total comprehensive income (loss)	2,065																	1,381					(16)	636	620	2,001						64
Change in ownership interest of subsidiary	60																	43								43						17
Distributions to non-controlling interests	(66)																															(66)
Increase (decrease) through treasury share transactions						$ (1,000)				$ (293)							$ (293)					$ (707)									$ (1,000)
Dividends declared		$ (2)	$ (991)																$ (2)	$ (991)							$ (2)	$ (991)
Shares issued under Dividend Reinvestment Plan ("DRIP")	35						35							35												35
Stock compensation plans	66						171				(105)			66												66
Balance (Adjustments Due to Adoption of IFRS 15 [member]) at Dec. 31, 2017	172																	172								172
Balance (After IFRS 15 adoption [member]) at Dec. 31, 2017	13,747						9,306				243			9,549				7,373					16	(3,689)	(3,673)	13,249						498
Balance at Dec. 31, 2017	13,575						9,306				243			9,549				7,201					16	(3,689)	(3,673)	13,077						498
Statement [LineItems]
Net earnings	4,039																	3,949								3,949						90
Other comprehensive (loss) income	2,836																	40					(6)	2,802	2,796	2,836
Total comprehensive income (loss)	6,875																	3,989					(6)	2,802	2,796	6,785						90
Change in ownership interest of subsidiary	(499)																	29								29						(528)
Distributions to non-controlling interests	(60)																															$ (60)
Increase (decrease) through treasury share transactions				$ (6,491)	$ (2,304)	$ (1,192)		$ (2,374)	$ (3,376)	$ (321)		$ 702	$ 1,072		$ (1,672)	$ (2,304)	$ (321)				$ (4,819)	$ (871)							$ (6,491)	$ (2,304)	$ (1,192)
Dividends declared		$ (3)	$ (925)																$ (3)	$ (925)							$ (3)	$ (925)
Shares issued under Dividend Reinvestment Plan ("DRIP")	25						25							25												25
Pre-defined share repurchase plan	(21)						(3)							(3)				(18)								(21)
Stock compensation plans	74						186				(112)			74												74
Balance at Dec. 31, 2018	$ 9,226						$ 3,443				$ 1,905			$ 5,348				$ 4,755					$ 10	$ (887)	$ (877)	$ 9,226